Per Share Data - Q1 (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted Stock Units	363,337	480,000
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	1,895,571	2,108,967	2,047,083	2,179,643	2,725,632
Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	361,647	372,114	368,331	388,325	439,056
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	638,045	1,161,666	700,265	1,206,534	981,645
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	0	250,000	82,192	772,903	1,802,820